THE FLEX-FUNDS

                            THE HIGHLANDS GROWTH FUND

                     Period and Average Annual Total Returns
                            as of September 30, 1998


*        Top 25% of 1573 growth funds for the 3Q

*        Top 29% of 1474 growth funds year-to-date

*        Top 21% of 1342 growth funds for 12 months ended September 30, 1998

* Since the adoption of the Fund's new strategy, the Fund ranks in the top 23% of 898 growth funds for 21 months return.


Rankings based on total returns as reported by Morningstar Principia. The Fund's average annual total returns for 5 and 10 year periods as of 9/30/98 rank as follows: 5 years - top 64% of 499 growth funds; 10 years - top 89% of 230 growth funds.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain a prospectus, please call or write The Flex-funds, PO Box 7177, Dublin OH 43017,
(800) 325-3539. Read the prospectus carefully before investing.

                                 THE FLEX-FUNDS

                            THE HIGHLANDS GROWTH FUND

                     Period and Average Annual Total Returns
                            as of September 30, 1998



The following information was presented in the form of a bar graph.

               The Highlands    Average
                Growth Fund   Growth Fund*
                -----------   ------------

     3Q 1998     -10.99%        -14.50%

     YTD           3.22%         -2.58%

     1 year        5.54%         -4.10%

     21 mos.(1)   17.90%         11.66%

     3 yrs.       14.55%         14.00%

     5 yrs.       13.03%         13.99%

     10 yrs.      11.10%         14.51%

(1) Since the adoption of the Fund's new investment strategy

* According to Morningstar


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Performance figures shown above indicate average annual total returns for the periods ended 9/30/98 and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain a prospectus, please call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.


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                                 THE FLEX-FUNDS

                               THE MUIRFIELD FUND

                     Period and Average Annual Total Returns
                            as of September 30, 1998


*        Top 22% of 279 asset allocation funds for 3Q

*        Top 44% of 267 asset allocation funds year-to-date

*        Top 45% of 34 asset allocation funds for 10-year total annual return.



Rankings are based on total returns as reported by Morningstar Principia. The Muirfield Fund's average annual total returns for the one and five year periods ended 9/30/98 rank as follows: one year - top 74% out of 253 asset allocation funds, and five years top 59% out of 75 asset allocation funds.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain a prospectus, please call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.

                                 THE FLEX-FUNDS

                               THE MUIRFIELD FUND

                     Period and Average Annual Total Returns
                            as of September 30, 1998



The following information was presented in the form of a bar graph.

               The Flex-funds    Average Asset
               Muirfield Fund   Allocation Fund*
               --------------   ----------------

     3Q 1998      -3.12%           -6.18%

     YTD           3.28%            1.78%

     1 year       -1.59%            2.54%

     3 yrs.        8.97%           12.00%

     5 yrs.       10.85%           11.43%

     10 yrs.      11.56%           11.08%


* According to Morningstar



PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Performance figures shown above indicate average annual total returns for the periods ended 9/30/98 and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain a prospectus, please call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.

                                 THE FLEX-FUNDS

                          THE U.S. GOVERNMENT BOND FUND

                    Period and Average Annual Total Returns
                            as of September 30, 1998



*        Top 2% of 399 general government bond funds for 3Q

* Top 3% of 392 general government bond funds year-to-date and 390 general government bond funds for 12 months total return

* Top 28% of 314 general government bond funds for 3-year average annual total return

* Top 10% of 211 general government bond funds for 5-year average annual total return.




Rankings are based on total returns as reported by Morningstar Principia. The U.S. Government Bond Fund's average annual total return for the ten year period ended 9/30/98 ranks in the top 58% of 85 general government bond funds. The investment adviser waived a portion of its management fee to reduce the operating expenses of The U.S. Government Bond Fund during each of the periods shown. Without such waivers, the Fund's rankings may have been lower.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. To obtain a prospectus, please call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.

                                 THE FLEX-FUNDS

                          THE U.S. GOVERNMENT BOND FUND

                    Period and Average Annual Total Returns
                            as of September 30, 1998





The following information was presented in the form of a bar graph.

                 Flex-funds      LB Interm.       Morningstar
                 U.S. Govt.      Govt/Corp        Avg. General
                 Bond Fund       Bond Index      Govt. Bond Fund
                 ---------       ----------      ---------------

     3Q 1998       7.44%            4.48%              4.05%

     YTD          10.71%            8.10%              7.36%

     1 year       15.07%           10.42%              9.99%

     3 yrs.        7.82%            7.89%              7.22%

     5 yrs.        6.85%            6.57%              5.65%

     10 yrs.       7.74%            8.55%              7.84%


* According to Morningstar



PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Performance figures shown above indicate average annual total returns for the periods ended 9/30/98 and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The investment adviser waived a portion of its management fee to reduce the operating expenses of the Fund during each of the periods shown herein. To obtain a prospectus, please call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.

                                 THE FLEX-FUNDS

                              THE MONEY MARKET FUND

                     Period and Average Annual Total Returns
                            as of September 30, 1998

*    The #1 Money Market Fund for total cumulative return since inception*

* Among the top 10 money market funds for total annual return for 10 years and 5 years

* Top 10% of money market funds for total return for any 12-mo. period since inception

* Top 10% of money market funds for total return for 3 mos., 6 mos., and 12 mos.


* Based on the ranking of 87 general purpose money market funds as classified by Lipper Analytical Services, Inc. for the period beginning 3/31/85 through 9/30/98.

Rankings based on total returns as reported by Lipper Analytical Services, Inc. The Fund's average annual total returns for the past 3 mos., 6 mos., 1 year, 5 years, and 10 years ended 9/30/98 rank as follows: 3 mos. - 24 out of 319; 6 mos. - 29 out of 312; 1 year - 21 out of 303; 5 years - 9 out of 193; and 10 years - 5 out of 123. The Investment Adviser waived a portion of its management fee to reduce the operating expenses of the Fund during each of the periods listed above. Without such waivers, the Fund's rankings may have been lower.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The Fund will seek to maintain a constant net asset value of $1.00 per share, although there is no guarantee that it will be able to do so. Investments in the Fund are neither guaranteed nor insured by the U.S. Government. To obtain a prospectus, call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.

                                 THE FLEX-FUNDS

                              THE MONEY MARKET FUND

                     Period and Average Annual Total Returns
                            as of September 30, 1998



The following information was presented in the form of a bar graph.

               The Flex-funds      Lipper Average
              Money Market Fund   Money Market Fund
              -----------------   -----------------

     3Q 1998        1.32%               1.21%

     6 MOS.         2.64%               2.43%

     1 YEAR         5.40%               4.93%

     3 YRS.         5.38%               4.91%

     5 YRS.         5.09%               4.66%

     10 YRS.        5.70%               5.28%

     CUMULATIVE   121.60%             109.38%
     SINCE
     INCEPTION



                             As of November 2, 1998
                       CURRENT YIELD     EFFECTIVE YIELD
                           5.08%              5.20%


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Average annual total returns are as of 9/30/98 and assume reinvestment of all dividend and capital gain distributions. The investment adviser waived a portion of its management fee in order to reduce the operating expenses of the Fund during each of the periods above. The Fund will seek to maintain a constant net asset value of $1.00 per share, although there is no guarantee that it will be able to do so. Investments in the Fund are neither guaranteed nor insured by the U.S. Government. To obtain a prospectus, call or write The Flex-funds at P.O. Box 7177, Dublin, OH 43017, (800) 325-3539. Read the prospectus carefully before investing.